Shareholder Report		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INCOME TRUST
Entity Central Index Key		0000747677
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000096677
Shareholder Report [Line Items]
Fund Name		DWS Global High Income Fund
Class Name		Class A
Trading Symbol		SGHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.06%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 7.93% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 7.97%.

The Fund’s performance relative to the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index was helped by security selection in the BB, B and CCC ratings categories. On the other hand, an underweight in the outperforming BB category detracted.

Sector allocation contributed to the Fund's performance, largely due to overweights in the metals and mining, pharmaceutical, and wireless industries. Underweights in the outperforming health care, consumer cyclical and media/entertainment industries detracted from the Fund's performance. Security selection also helped relative performance, with the best results occurring in the midstream energy, pharmaceutical, and wireless industries. Selection in media/entertainment and building materials detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that ongoing financial strains and project delays could cause the company to consider options for restructuring. The Fund also benefited from an overweight in the secured bonds of the French telecommunications company Altice France through holdings in the issuing entities Altice Financing SA (0.4%) and Altice France SA (1.2%). Altice emerged from its bankruptcy proceedings with a leaner capital structure, and a series of bidders surfaced for the struggling company. An overweight in the pharmaceutical producer Teva Pharmaceutical, whose bonds are issued by the entity Finance Netherlands III BV (0.6%), further aided performance. The bonds benefited from the company’s continued operational improvement, deleveraging, and strong free cash flow.

An overweight in the bonds of the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted from the Fund's performance, as well.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'15	$9,550	$10,000	$10,000
'15	$9,458	$9,834	$9,819
'15	$9,268	$9,887	$9,578
'16	$9,172	$9,972	$9,436
'16	$9,223	$10,194	$9,473
'16	$9,485	$10,470	$9,899
'16	$9,796	$10,609	$10,271
'16	$9,825	$10,467	$10,336
'16	$9,854	$10,773	$10,432
'16	$10,109	$10,854	$10,696
'16	$10,318	$10,801	$10,932
'16	$10,343	$10,860	$10,984
'16	$10,354	$10,559	$11,030
'16	$10,303	$10,140	$10,984
'16	$10,467	$10,093	$11,202
'17	$10,603	$10,207	$11,348
'17	$10,756	$10,255	$11,516
'17	$10,718	$10,271	$11,499
'17	$10,852	$10,387	$11,628
'17	$10,942	$10,547	$11,734
'17	$10,954	$10,538	$11,745
'17	$11,093	$10,715	$11,878
'17	$11,121	$10,821	$11,882
'17	$11,195	$10,724	$11,985
'17	$11,237	$10,683	$12,049
'17	$11,217	$10,802	$12,011
'17	$11,229	$10,839	$12,044
'18	$11,291	$10,968	$12,121
'18	$11,172	$10,871	$12,018
'18	$11,101	$10,987	$11,958
'18	$11,178	$10,811	$12,043
'18	$11,158	$10,729	$12,028
'18	$11,172	$10,681	$12,055
'18	$11,301	$10,663	$12,202
'18	$11,415	$10,675	$12,280
'18	$11,461	$10,583	$12,346
'18	$11,272	$10,464	$12,163
'18	$11,183	$10,497	$12,028
'18	$10,948	$10,709	$11,806
'19	$11,481	$10,872	$12,293
'19	$11,666	$10,810	$12,512
'19	$11,800	$10,945	$12,641
'19	$11,934	$10,913	$12,822
'19	$11,787	$11,060	$12,661
'19	$12,117	$11,306	$12,970
'19	$12,199	$11,274	$13,033
'19	$12,300	$11,504	$13,090
'19	$12,365	$11,386	$13,125
'19	$12,392	$11,462	$13,142
'19	$12,439	$11,375	$13,197
'19	$12,631	$11,442	$13,461
'20	$12,587	$11,588	$13,459
'20	$12,379	$11,666	$13,242
'20	$11,125	$11,404	$11,651
'20	$11,596	$11,628	$12,170
'20	$12,049	$11,679	$12,679
'20	$12,059	$11,783	$12,819
'20	$12,665	$12,159	$13,349
'20	$12,749	$12,140	$13,495
'20	$12,609	$12,097	$13,370
'20	$12,694	$12,108	$13,424
'20	$13,119	$12,328	$13,975
'20	$13,281	$12,494	$14,209
'21	$13,272	$12,384	$14,273
'21	$13,303	$12,171	$14,332
'21	$13,330	$11,937	$14,371
'21	$13,455	$12,087	$14,517
'21	$13,484	$12,201	$14,555
'21	$13,649	$12,093	$14,730
'21	$13,659	$12,254	$14,784
'21	$13,726	$12,203	$14,861
'21	$13,714	$11,986	$14,861
'21	$13,663	$11,957	$14,820
'21	$13,534	$11,922	$14,687
'21	$13,779	$11,906	$14,933
'22	$13,467	$11,662	$14,573
'22	$13,357	$11,523	$14,381
'22	$13,265	$11,172	$14,288
'22	$12,810	$10,560	$13,805
'22	$12,778	$10,589	$13,787
'22	$11,871	$10,249	$12,851
'22	$12,532	$10,467	$13,614
'22	$12,254	$10,054	$13,323
'22	$11,790	$9,538	$12,789
'22	$12,152	$9,472	$13,127
'22	$12,454	$9,918	$13,439
'22	$12,348	$9,971	$13,336
'23	$12,811	$10,299	$13,837
'23	$12,633	$9,956	$13,708
'23	$12,826	$10,271	$13,837
'23	$12,890	$10,316	$13,951
'23	$12,756	$10,115	$13,883
'23	$12,951	$10,114	$14,071
'23	$13,143	$10,184	$14,260
'23	$13,160	$10,045	$14,304
'23	$13,022	$9,751	$14,190
'23	$12,838	$9,635	$14,049
'23	$13,400	$10,121	$14,638
'23	$13,873	$10,541	$15,150
'24	$13,871	$10,396	$15,183
'24	$13,915	$10,265	$15,239
'24	$14,028	$10,322	$15,391
'24	$13,936	$10,061	$15,269
'24	$14,098	$10,193	$15,435
'24	$14,214	$10,208	$15,574
'24	$14,449	$10,490	$15,858
'24	$14,634	$10,738	$16,100
'24	$14,824	$10,920	$16,351
'24	$14,779	$10,554	$16,310
'24	$14,920	$10,590	$16,471
'24	$14,872	$10,363	$16,441
'25	$15,062	$10,422	$16,648
'25	$15,159	$10,571	$16,773
'25	$14,963	$10,636	$16,594
'25	$14,963	$10,949	$16,606
'25	$15,210	$10,910	$16,881
'25	$15,484	$11,117	$17,148
'25	$15,562	$10,951	$17,260
'25	$15,766	$11,110	$17,436
'25	$15,897	$11,183	$17,571
'25	$15,951	$11,155	$17,610

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	7.93%	4.67%	5.26%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	3.07%	3.71%	4.78%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	7.97%	5.58%	5.82%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 249,744,001
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 1,090,546
InvestmentCompanyPortfolioTurnover		148.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	249,744,001
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	148
Total Net Advisory Fees Paid ($)	1,090,546

Holdings [Text Block]
Asset Type	% of Net Assets
Corporate Bonds	92%
Loan Participations and Assignments	3%
Exchange-Traded Funds	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	22%
Consumer Discretionary	16%
Energy	12%
Materials	12%
Industrials	7%
Utilities	6%
Health Care	6%
Real Estate	4%
Information Technology	4%
Financials	3%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AA	2%
BBB	8%
BB	50%
B	31%
CCC	8%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	7%
United Kingdom	7%
France	4%
Luxembourg	3%
Netherlands	3%
Germany	2%
Japan	2%
Italy	2%
Panama	1%
Other	6%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 0.99%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096679
Shareholder Report [Line Items]
Fund Name		DWS Global High Income Fund
Class Name		Class C
Trading Symbol		SGHCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.80%

Gross expense ratio as of the latest prospectus: 1.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 186
Expense Ratio, Percent		1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 6.98% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 7.97%.

The Fund’s performance relative to the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index was helped by security selection in the BB, B and CCC ratings categories. On the other hand, an underweight in the outperforming BB category detracted.

Sector allocation contributed to the Fund's performance, largely due to overweights in the metals and mining, pharmaceutical, and wireless industries. Underweights in the outperforming health care, consumer cyclical and media/entertainment industries detracted from the Fund's performance. Security selection also helped relative performance, with the best results occurring in the midstream energy, pharmaceutical, and wireless industries. Selection in media/entertainment and building materials detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that ongoing financial strains and project delays could cause the company to consider options for restructuring. The Fund also benefited from an overweight in the secured bonds of the French telecommunications company Altice France through holdings in the issuing entities Altice Financing SA (0.4%) and Altice France SA (1.2%). Altice emerged from its bankruptcy proceedings with a leaner capital structure, and a series of bidders surfaced for the struggling company. An overweight in the pharmaceutical producer Teva Pharmaceutical, whose bonds are issued by the entity Finance Netherlands III BV (0.6%), further aided performance. The bonds benefited from the company’s continued operational improvement, deleveraging, and strong free cash flow.

An overweight in the bonds of the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted from the Fund's performance, as well.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'15	$10,000	$10,000	$10,000
'15	$9,898	$9,834	$9,819
'15	$9,710	$9,887	$9,578
'16	$9,603	$9,972	$9,436
'16	$9,651	$10,194	$9,473
'16	$9,902	$10,470	$9,899
'16	$10,220	$10,609	$10,271
'16	$10,259	$10,467	$10,336
'16	$10,267	$10,773	$10,432
'16	$10,525	$10,854	$10,696
'16	$10,751	$10,801	$10,932
'16	$10,771	$10,860	$10,984
'16	$10,776	$10,559	$11,030
'16	$10,716	$10,140	$10,984
'16	$10,864	$10,093	$11,202
'17	$11,013	$10,207	$11,348
'17	$11,165	$10,255	$11,516
'17	$11,120	$10,271	$11,499
'17	$11,237	$10,387	$11,628
'17	$11,340	$10,547	$11,734
'17	$11,329	$10,538	$11,745
'17	$11,481	$10,715	$11,878
'17	$11,503	$10,821	$11,882
'17	$11,572	$10,724	$11,985
'17	$11,609	$10,683	$12,049
'17	$11,581	$10,802	$12,011
'17	$11,587	$10,839	$12,044
'18	$11,643	$10,968	$12,121
'18	$11,514	$10,871	$12,018
'18	$11,417	$10,987	$11,958
'18	$11,490	$10,811	$12,043
'18	$11,479	$10,729	$12,028
'18	$11,486	$10,681	$12,055
'18	$11,612	$10,663	$12,202
'18	$11,703	$10,675	$12,280
'18	$11,761	$10,583	$12,346
'18	$11,560	$10,464	$12,163
'18	$11,446	$10,497	$12,028
'18	$11,199	$10,709	$11,806
'19	$11,752	$10,872	$12,293
'19	$11,935	$10,810	$12,512
'19	$12,045	$10,945	$12,641
'19	$12,174	$10,913	$12,822
'19	$12,036	$11,060	$12,661
'19	$12,364	$11,306	$12,970
'19	$12,439	$11,274	$13,033
'19	$12,534	$11,504	$13,090
'19	$12,574	$11,386	$13,125
'19	$12,613	$11,462	$13,142
'19	$12,652	$11,375	$13,197
'19	$12,840	$11,442	$13,461
'20	$12,787	$11,588	$13,459
'20	$12,568	$11,666	$13,242
'20	$11,294	$11,404	$11,651
'20	$11,744	$11,628	$12,170
'20	$12,213	$11,679	$12,679
'20	$12,197	$11,783	$12,819
'20	$12,819	$12,159	$13,349
'20	$12,878	$12,140	$13,495
'20	$12,729	$12,097	$13,370
'20	$12,826	$12,108	$13,424
'20	$13,246	$12,328	$13,975
'20	$13,400	$12,494	$14,209
'21	$13,383	$12,384	$14,273
'21	$13,406	$12,171	$14,332
'21	$13,425	$11,937	$14,371
'21	$13,543	$12,087	$14,517
'21	$13,563	$12,201	$14,555
'21	$13,701	$12,093	$14,730
'21	$13,721	$12,254	$14,784
'21	$13,780	$12,203	$14,861
'21	$13,740	$11,986	$14,861
'21	$13,700	$11,957	$14,820
'21	$13,543	$11,922	$14,687
'21	$13,799	$11,906	$14,933
'22	$13,460	$11,662	$14,573
'22	$13,342	$11,523	$14,381
'22	$13,243	$11,172	$14,288
'22	$12,782	$10,560	$13,805
'22	$12,764	$10,589	$13,787
'22	$11,835	$10,249	$12,851
'22	$12,505	$10,467	$13,614
'22	$12,201	$10,054	$13,323
'22	$11,753	$9,538	$12,789
'22	$12,085	$9,472	$13,127
'22	$12,399	$9,918	$13,439
'22	$12,265	$9,971	$13,336
'23	$12,737	$10,299	$13,837
'23	$12,555	$9,956	$13,708
'23	$12,736	$10,271	$13,837
'23	$12,811	$10,316	$13,951
'23	$12,668	$10,115	$13,883
'23	$12,853	$10,114	$14,071
'23	$13,016	$10,184	$14,260
'23	$13,050	$10,045	$14,304
'23	$12,911	$9,751	$14,190
'23	$12,704	$9,635	$14,049
'23	$13,249	$10,121	$14,638
'23	$13,707	$10,541	$15,150
'24	$13,697	$10,396	$15,183
'24	$13,732	$10,265	$15,239
'24	$13,858	$10,322	$15,391
'24	$13,737	$10,061	$15,269
'24	$13,888	$10,193	$15,435
'24	$14,017	$10,208	$15,574
'24	$14,216	$10,490	$15,858
'24	$14,413	$10,738	$16,100
'24	$14,591	$10,920	$16,351
'24	$14,539	$10,554	$16,310
'24	$14,668	$10,590	$16,471
'24	$14,612	$10,363	$16,441
'25	$14,766	$10,422	$16,648
'25	$14,852	$10,571	$16,773
'25	$14,654	$10,636	$16,594
'25	$14,646	$10,949	$16,606
'25	$14,901	$10,910	$16,881
'25	$15,136	$11,117	$17,148
'25	$15,202	$10,951	$17,260
'25	$15,391	$11,110	$17,436
'25	$15,510	$11,183	$17,571
'25	$15,554	$11,155	$17,610

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.98%	3.93%	4.52%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.98%	3.93%	4.52%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	7.97%	5.58%	5.82%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 249,744,001
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 1,090,546
InvestmentCompanyPortfolioTurnover		148.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	249,744,001
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	148
Total Net Advisory Fees Paid ($)	1,090,546

Holdings [Text Block]
Asset Type	% of Net Assets
Corporate Bonds	92%
Loan Participations and Assignments	3%
Exchange-Traded Funds	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	22%
Consumer Discretionary	16%
Energy	12%
Materials	12%
Industrials	7%
Utilities	6%
Health Care	6%
Real Estate	4%
Information Technology	4%
Financials	3%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AA	2%
BBB	8%
BB	50%
B	31%
CCC	8%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	7%
United Kingdom	7%
France	4%
Luxembourg	3%
Netherlands	3%
Germany	2%
Japan	2%
Italy	2%
Panama	1%
Other	6%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000176652
Shareholder Report [Line Items]
Fund Name		DWS Global High Income Fund
Class Name		Class R6
Trading Symbol		SGHRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.70%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 8.16% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 7.97%.

The Fund’s performance relative to the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index was helped by security selection in the BB, B and CCC ratings categories. On the other hand, an underweight in the outperforming BB category detracted.

Sector allocation contributed to the Fund's performance, largely due to overweights in the metals and mining, pharmaceutical, and wireless industries. Underweights in the outperforming health care, consumer cyclical and media/entertainment industries detracted from the Fund's performance. Security selection also helped relative performance, with the best results occurring in the midstream energy, pharmaceutical, and wireless industries. Selection in media/entertainment and building materials detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that ongoing financial strains and project delays could cause the company to consider options for restructuring. The Fund also benefited from an overweight in the secured bonds of the French telecommunications company Altice France through holdings in the issuing entities Altice Financing SA (0.4%) and Altice France SA (1.2%). Altice emerged from its bankruptcy proceedings with a leaner capital structure, and a series of bidders surfaced for the struggling company. An overweight in the pharmaceutical producer Teva Pharmaceutical, whose bonds are issued by the entity Finance Netherlands III BV (0.6%), further aided performance. The bonds benefited from the company’s continued operational improvement, deleveraging, and strong free cash flow.

An overweight in the bonds of the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted from the Fund's performance, as well.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
11/1/16	$9,995	$9,603	$9,959
12/31/16	$10,141	$9,559	$10,156
1/31/17	$10,274	$9,666	$10,289
2/28/17	$10,424	$9,712	$10,441
3/31/17	$10,405	$9,727	$10,425
4/30/17	$10,524	$9,837	$10,543
5/31/17	$10,613	$9,989	$10,639
6/30/17	$10,627	$9,980	$10,648
7/31/17	$10,781	$10,148	$10,769
8/31/17	$10,795	$10,248	$10,773
9/30/17	$10,886	$10,156	$10,866
10/31/17	$10,914	$10,118	$10,924
11/30/17	$10,913	$10,230	$10,889
12/31/17	$10,927	$10,265	$10,920
1/31/18	$10,990	$10,388	$10,989
2/28/18	$10,877	$10,296	$10,896
3/31/18	$10,794	$10,405	$10,842
4/30/18	$10,872	$10,238	$10,919
5/31/18	$10,871	$10,161	$10,905
6/30/18	$10,887	$10,116	$10,930
7/31/18	$11,000	$10,099	$11,063
8/31/18	$11,114	$10,109	$11,134
9/30/18	$11,178	$10,022	$11,194
10/31/18	$10,979	$9,910	$11,027
11/30/18	$10,895	$9,941	$10,905
12/31/18	$10,665	$10,142	$10,704
1/31/19	$11,189	$10,297	$11,146
2/28/19	$11,390	$10,237	$11,344
3/31/19	$11,506	$10,366	$11,461
4/30/19	$11,640	$10,335	$11,625
5/31/19	$11,499	$10,475	$11,479
6/30/19	$11,842	$10,707	$11,760
7/31/19	$11,908	$10,677	$11,816
8/31/19	$12,010	$10,894	$11,868
9/30/19	$12,076	$10,784	$11,900
10/31/19	$12,125	$10,855	$11,915
11/30/19	$12,174	$10,773	$11,965
12/31/19	$12,348	$10,836	$12,204
1/31/20	$12,326	$10,974	$12,202
2/29/20	$12,105	$11,048	$12,006
3/31/20	$10,895	$10,801	$10,563
4/30/20	$11,342	$11,013	$11,034
5/31/20	$11,808	$11,061	$11,496
6/30/20	$11,803	$11,159	$11,622
7/31/20	$12,401	$11,515	$12,102
8/31/20	$12,488	$11,497	$12,235
9/30/20	$12,353	$11,456	$12,122
10/31/20	$12,440	$11,467	$12,171
11/30/20	$12,861	$11,676	$12,670
12/31/20	$13,042	$11,832	$12,882
1/31/21	$13,036	$11,728	$12,940
2/28/21	$13,051	$11,526	$12,994
3/31/21	$13,100	$11,305	$13,029
4/30/21	$13,226	$11,447	$13,161
5/31/21	$13,239	$11,555	$13,196
6/30/21	$13,405	$11,453	$13,355
7/31/21	$13,417	$11,605	$13,404
8/31/21	$13,485	$11,557	$13,474
9/30/21	$13,476	$11,352	$13,474
10/31/21	$13,429	$11,324	$13,436
11/30/21	$13,304	$11,291	$13,315
12/31/21	$13,569	$11,275	$13,539
1/31/22	$13,245	$11,044	$13,213
2/28/22	$13,139	$10,913	$13,038
3/31/22	$13,051	$10,581	$12,954
4/30/22	$12,604	$10,001	$12,516
5/31/22	$12,597	$10,028	$12,499
6/30/22	$11,703	$9,707	$11,651
7/31/22	$12,361	$9,913	$12,343
8/31/22	$12,089	$9,522	$12,079
9/30/22	$11,632	$9,033	$11,595
10/31/22	$11,973	$8,970	$11,902
11/30/22	$12,297	$9,393	$12,184
12/31/22	$12,196	$9,443	$12,091
1/31/23	$12,658	$9,753	$12,545
2/28/23	$12,485	$9,429	$12,429
3/31/23	$12,677	$9,727	$12,545
4/30/23	$12,763	$9,770	$12,649
5/31/23	$12,652	$9,579	$12,587
6/30/23	$12,827	$9,579	$12,757
7/31/23	$13,024	$9,645	$12,928
8/31/23	$13,048	$9,513	$12,969
9/30/23	$12,918	$9,235	$12,866
10/31/23	$12,720	$9,125	$12,738
11/30/23	$13,281	$9,585	$13,271
12/31/23	$13,756	$9,983	$13,736
1/31/24	$13,780	$9,845	$13,766
2/29/24	$13,805	$9,722	$13,816
3/31/24	$13,944	$9,775	$13,954
4/30/24	$13,833	$9,528	$13,843
5/31/24	$13,999	$9,653	$13,994
6/30/24	$14,142	$9,667	$14,120
7/31/24	$14,357	$9,934	$14,378
8/31/24	$14,569	$10,169	$14,597
9/30/24	$14,763	$10,342	$14,824
10/31/24	$14,721	$9,996	$14,788
11/30/24	$14,866	$10,030	$14,933
12/31/24	$14,823	$9,814	$14,906
1/31/25	$14,993	$9,870	$15,094
2/28/25	$15,094	$10,011	$15,207
3/31/25	$14,905	$10,073	$15,045
4/30/25	$14,909	$10,369	$15,055
5/31/25	$15,185	$10,332	$15,305
6/30/25	$15,439	$10,528	$15,547
7/31/25	$15,521	$10,371	$15,649
8/31/25	$15,730	$10,522	$15,808
9/30/25	$15,865	$10,591	$15,931
10/31/25	$15,923	$10,564	$15,966

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 11/1/16
Class R6 No Sales Charge	8.16%	5.06%	5.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	0.61%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	7.97%	5.58%	5.34%

Performance Inception Date		Nov. 01, 2016
No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 249,744,001
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 1,090,546
InvestmentCompanyPortfolioTurnover		148.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	249,744,001
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	148
Total Net Advisory Fees Paid ($)	1,090,546

Holdings [Text Block]
Asset Type	% of Net Assets
Corporate Bonds	92%
Loan Participations and Assignments	3%
Exchange-Traded Funds	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	22%
Consumer Discretionary	16%
Energy	12%
Materials	12%
Industrials	7%
Utilities	6%
Health Care	6%
Real Estate	4%
Information Technology	4%
Financials	3%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AA	2%
BBB	8%
BB	50%
B	31%
CCC	8%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	7%
United Kingdom	7%
France	4%
Luxembourg	3%
Netherlands	3%
Germany	2%
Japan	2%
Italy	2%
Panama	1%
Other	6%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.78% to 0.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.78% to 0.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096680
Shareholder Report [Line Items]
Fund Name		DWS Global High Income Fund
Class Name		Class S
Trading Symbol		SGHSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$86	0.83%

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 8.18% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 7.97%.

The Fund’s performance relative to the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index was helped by security selection in the BB, B and CCC ratings categories. On the other hand, an underweight in the outperforming BB category detracted.

Sector allocation contributed to the Fund's performance, largely due to overweights in the metals and mining, pharmaceutical, and wireless industries. Underweights in the outperforming health care, consumer cyclical and media/entertainment industries detracted from the Fund's performance. Security selection also helped relative performance, with the best results occurring in the midstream energy, pharmaceutical, and wireless industries. Selection in media/entertainment and building materials detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that ongoing financial strains and project delays could cause the company to consider options for restructuring. The Fund also benefited from an overweight in the secured bonds of the French telecommunications company Altice France through holdings in the issuing entities Altice Financing SA (0.4%) and Altice France SA (1.2%). Altice emerged from its bankruptcy proceedings with a leaner capital structure, and a series of bidders surfaced for the struggling company. An overweight in the pharmaceutical producer Teva Pharmaceutical, whose bonds are issued by the entity Finance Netherlands III BV (0.6%), further aided performance. The bonds benefited from the company’s continued operational improvement, deleveraging, and strong free cash flow.

An overweight in the bonds of the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted from the Fund's performance, as well.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'15	$10,000	$10,000	$10,000
'15	$9,905	$9,834	$9,819
'15	$9,710	$9,887	$9,578
'16	$9,627	$9,972	$9,436
'16	$9,666	$10,194	$9,473
'16	$9,941	$10,470	$9,899
'16	$10,267	$10,609	$10,271
'16	$10,315	$10,467	$10,336
'16	$10,330	$10,773	$10,432
'16	$10,598	$10,854	$10,696
'16	$10,835	$10,801	$10,932
'16	$10,848	$10,860	$10,984
'16	$10,878	$10,559	$11,030
'16	$10,809	$10,140	$10,984
'16	$10,983	$10,093	$11,202
'17	$11,127	$10,207	$11,348
'17	$11,288	$10,255	$11,516
'17	$11,269	$10,271	$11,499
'17	$11,396	$10,387	$11,628
'17	$11,493	$10,547	$11,734
'17	$11,508	$10,538	$11,745
'17	$11,672	$10,715	$11,878
'17	$11,703	$10,821	$11,882
'17	$11,783	$10,724	$11,985
'17	$11,813	$10,683	$12,049
'17	$11,810	$10,802	$12,011
'17	$11,825	$10,839	$12,044
'18	$11,892	$10,968	$12,121
'18	$11,770	$10,871	$12,018
'18	$11,680	$10,987	$11,958
'18	$11,764	$10,811	$12,043
'18	$11,763	$10,729	$12,028
'18	$11,779	$10,681	$12,055
'18	$11,917	$10,663	$12,202
'18	$12,021	$10,675	$12,280
'18	$12,090	$10,583	$12,346
'18	$11,875	$10,464	$12,163
'18	$11,784	$10,497	$12,028
'18	$11,540	$10,709	$11,806
'19	$12,119	$10,872	$12,293
'19	$12,316	$10,810	$12,512
'19	$12,440	$10,945	$12,641
'19	$12,583	$10,913	$12,822
'19	$12,432	$11,060	$12,661
'19	$12,799	$11,306	$12,970
'19	$12,887	$11,274	$13,033
'19	$12,996	$11,504	$13,090
'19	$13,047	$11,386	$13,125
'19	$13,098	$11,462	$13,142
'19	$13,149	$11,375	$13,197
'19	$13,354	$11,442	$13,461
'20	$13,310	$11,588	$13,459
'20	$13,093	$11,666	$13,242
'20	$11,777	$11,404	$11,651
'20	$12,255	$11,628	$12,170
'20	$12,753	$11,679	$12,679
'20	$12,747	$11,783	$12,819
'20	$13,406	$12,159	$13,349
'20	$13,478	$12,140	$13,495
'20	$13,333	$12,097	$13,370
'20	$13,446	$12,108	$13,424
'20	$13,895	$12,328	$13,975
'20	$14,068	$12,494	$14,209
'21	$14,061	$12,384	$14,273
'21	$14,097	$12,171	$14,332
'21	$14,128	$11,937	$14,371
'21	$14,263	$12,087	$14,517
'21	$14,296	$12,201	$14,555
'21	$14,452	$12,093	$14,730
'21	$14,485	$12,254	$14,784
'21	$14,559	$12,203	$14,861
'21	$14,528	$11,986	$14,861
'21	$14,498	$11,957	$14,820
'21	$14,343	$11,922	$14,687
'21	$14,625	$11,906	$14,933
'22	$14,278	$11,662	$14,573
'22	$14,164	$11,523	$14,381
'22	$14,070	$11,172	$14,288
'22	$13,592	$10,560	$13,805
'22	$13,583	$10,589	$13,787
'22	$12,607	$10,249	$12,851
'22	$13,330	$10,467	$13,614
'22	$13,017	$10,054	$13,323
'22	$12,529	$9,538	$12,789
'22	$12,914	$9,472	$13,127
'22	$13,238	$9,918	$13,439
'22	$13,128	$9,971	$13,336
'23	$13,644	$10,299	$13,837
'23	$13,459	$9,956	$13,708
'23	$13,664	$10,271	$13,837
'23	$13,731	$10,316	$13,951
'23	$13,613	$10,115	$13,883
'23	$13,822	$10,114	$14,071
'23	$14,009	$10,184	$14,260
'23	$14,057	$10,045	$14,304
'23	$13,917	$9,751	$14,190
'23	$13,706	$9,635	$14,049
'23	$14,304	$10,121	$14,638
'23	$14,810	$10,541	$15,150
'24	$14,811	$10,396	$15,183
'24	$14,861	$10,265	$15,239
'24	$14,984	$10,322	$15,391
'24	$14,889	$10,061	$15,269
'24	$15,065	$10,193	$15,435
'24	$15,216	$10,208	$15,574
'24	$15,444	$10,490	$15,858
'24	$15,668	$10,738	$16,100
'24	$15,874	$10,920	$16,351
'24	$15,803	$10,554	$16,310
'24	$15,982	$10,590	$16,471
'24	$15,934	$10,363	$16,441
'25	$16,115	$10,422	$16,648
'25	$16,221	$10,571	$16,773
'25	$16,018	$10,636	$16,594
'25	$16,022	$10,949	$16,606
'25	$16,315	$10,910	$16,881
'25	$16,585	$11,117	$17,148
'25	$16,671	$10,951	$17,260
'25	$16,892	$11,110	$17,436
'25	$17,035	$11,183	$17,571
'25	$17,097	$11,155	$17,610

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	8.18%	4.92%	5.51%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	7.97%	5.58%	5.82%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 249,744,001
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 1,090,546
InvestmentCompanyPortfolioTurnover		148.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	249,744,001
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	148
Total Net Advisory Fees Paid ($)	1,090,546

Holdings [Text Block]
Asset Type	% of Net Assets
Corporate Bonds	92%
Loan Participations and Assignments	3%
Exchange-Traded Funds	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	22%
Consumer Discretionary	16%
Energy	12%
Materials	12%
Industrials	7%
Utilities	6%
Health Care	6%
Real Estate	4%
Information Technology	4%
Financials	3%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AA	2%
BBB	8%
BB	50%
B	31%
CCC	8%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	7%
United Kingdom	7%
France	4%
Luxembourg	3%
Netherlands	3%
Germany	2%
Japan	2%
Italy	2%
Panama	1%
Other	6%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.78% to 0.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.78% to 0.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096681
Shareholder Report [Line Items]
Fund Name		DWS Global High Income Fund
Class Name		Institutional Class
Trading Symbol		MGHYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global High Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.79%

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 8.07% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the ICE BofA Non-Financial Developed Markets High Yield Constrained  (Hedged) Index, returned 7.97%.

The Fund’s performance relative to the ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index was helped by security selection in the BB, B and CCC ratings categories. On the other hand, an underweight in the outperforming BB category detracted.

Sector allocation contributed to the Fund's performance, largely due to overweights in the metals and mining, pharmaceutical, and wireless industries. Underweights in the outperforming health care, consumer cyclical and media/entertainment industries detracted from the Fund's performance. Security selection also helped relative performance, with the best results occurring in the midstream energy, pharmaceutical, and wireless industries. Selection in media/entertainment and building materials detracted.

An underweight in the energy infrastructure company New Fortress Energy* was a top contributor at the individual security level. The bonds weakened on concerns that ongoing financial strains and project delays could cause the company to consider options for restructuring. The Fund also benefited from an overweight in the secured bonds of the French telecommunications company Altice France through holdings in the issuing entities Altice Financing SA (0.4%) and Altice France SA (1.2%). Altice emerged from its bankruptcy proceedings with a leaner capital structure, and a series of bidders surfaced for the struggling company. An overweight in the pharmaceutical producer Teva Pharmaceutical, whose bonds are issued by the entity Finance Netherlands III BV (0.6%), further aided performance. The bonds benefited from the company’s continued operational improvement, deleveraging, and strong free cash flow.

An overweight in the bonds of the commodity chemical manufacturer Tronox, Inc. (0.1%) was a notable detractor. The company reduced full year earnings and free cash flow guidance, and it received a credit downgrade due to its continued operational challenges. Underweights in Warnermedia Holdings, Inc. (0.5%), Discovery Communications LLC (0.5%) and iHeartCommunications* detracted from the Fund's performance, as well.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate Index	ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$990,508	$983,444	$981,873
'15	$970,885	$988,671	$957,849
'16	$960,959	$997,239	$943,558
'16	$966,549	$1,019,445	$947,268
'16	$994,247	$1,046,993	$989,891
'16	$1,025,663	$1,060,919	$1,027,118
'16	$1,030,472	$1,046,687	$1,033,646
'16	$1,033,702	$1,077,253	$1,043,211
'16	$1,059,181	$1,085,373	$1,069,637
'16	$1,083,076	$1,080,101	$1,093,224
'16	$1,086,043	$1,086,048	$1,098,375
'16	$1,087,523	$1,055,905	$1,102,976
'16	$1,082,324	$1,013,952	$1,098,408
'16	$1,098,287	$1,009,294	$1,120,155
'17	$1,114,447	$1,020,673	$1,134,814
'17	$1,130,780	$1,025,497	$1,151,598
'17	$1,127,165	$1,027,073	$1,149,902
'17	$1,140,087	$1,038,650	$1,162,822
'17	$1,151,535	$1,054,723	$1,173,429
'17	$1,151,360	$1,053,797	$1,174,491
'17	$1,167,921	$1,071,515	$1,187,783
'17	$1,171,086	$1,082,130	$1,188,232
'17	$1,179,139	$1,072,383	$1,198,484
'17	$1,183,868	$1,068,325	$1,204,868
'17	$1,181,934	$1,080,189	$1,201,051
'17	$1,183,473	$1,083,932	$1,204,449
'18	$1,190,218	$1,096,849	$1,212,083
'18	$1,177,884	$1,087,116	$1,201,804
'18	$1,168,869	$1,098,687	$1,195,835
'18	$1,179,064	$1,081,089	$1,204,347
'18	$1,177,183	$1,072,889	$1,202,785
'18	$1,178,827	$1,068,119	$1,205,543
'18	$1,192,862	$1,066,336	$1,220,239
'18	$1,203,336	$1,067,455	$1,228,038
'18	$1,210,293	$1,058,253	$1,234,623
'18	$1,190,442	$1,046,432	$1,216,288
'18	$1,181,289	$1,049,704	$1,202,792
'18	$1,156,648	$1,070,927	$1,180,589
'19	$1,213,299	$1,087,232	$1,229,348
'19	$1,233,193	$1,080,974	$1,251,212
'19	$1,245,744	$1,094,507	$1,264,061
'19	$1,260,167	$1,091,266	$1,282,209
'19	$1,246,776	$1,106,043	$1,266,096
'19	$1,281,979	$1,130,566	$1,297,049
'19	$1,290,902	$1,127,424	$1,303,286
'19	$1,301,891	$1,150,350	$1,308,990
'19	$1,307,122	$1,138,649	$1,312,536
'19	$1,312,303	$1,146,231	$1,314,158
'19	$1,317,584	$1,137,540	$1,319,708
'19	$1,338,305	$1,144,174	$1,346,056
'20	$1,333,893	$1,158,779	$1,345,882
'20	$1,311,970	$1,166,573	$1,324,209
'20	$1,178,920	$1,140,434	$1,165,086
'20	$1,229,217	$1,162,825	$1,216,982
'20	$1,277,663	$1,167,926	$1,267,943
'20	$1,279,020	$1,178,302	$1,281,891
'20	$1,343,750	$1,215,882	$1,334,869
'20	$1,351,065	$1,214,028	$1,349,471
'20	$1,338,386	$1,209,661	$1,336,974
'20	$1,347,776	$1,210,818	$1,342,417
'20	$1,393,255	$1,232,833	$1,397,513
'20	$1,410,788	$1,249,393	$1,420,875
'21	$1,410,105	$1,238,390	$1,427,279
'21	$1,413,681	$1,217,073	$1,433,187
'21	$1,416,859	$1,193,660	$1,437,108
'21	$1,430,495	$1,208,740	$1,451,666
'21	$1,433,839	$1,220,092	$1,455,530
'21	$1,449,649	$1,209,328	$1,472,997
'21	$1,453,037	$1,225,424	$1,478,426
'21	$1,458,407	$1,220,328	$1,486,137
'21	$1,457,431	$1,198,644	$1,486,127
'21	$1,454,353	$1,195,747	$1,481,975
'21	$1,438,706	$1,192,249	$1,468,657
'21	$1,467,275	$1,190,585	$1,493,286
'22	$1,434,310	$1,166,186	$1,457,337
'22	$1,420,616	$1,152,325	$1,438,067
'22	$1,411,139	$1,117,234	$1,428,837
'22	$1,364,897	$1,056,023	$1,380,488
'22	$1,361,888	$1,058,906	$1,378,651
'22	$1,265,228	$1,024,928	$1,285,076
'22	$1,338,437	$1,046,717	$1,361,432
'22	$1,306,767	$1,005,412	$1,332,326
'22	$1,257,360	$953,754	$1,278,893
'22	$1,296,374	$947,195	$1,312,735
'22	$1,329,164	$991,771	$1,343,879
'22	$1,318,045	$997,134	$1,333,634
'23	$1,370,231	$1,029,869	$1,383,716
'23	$1,351,540	$995,632	$1,370,844
'23	$1,369,928	$1,027,115	$1,383,696
'23	$1,379,092	$1,031,647	$1,395,107
'23	$1,367,111	$1,011,481	$1,388,277
'23	$1,388,244	$1,011,402	$1,407,078
'23	$1,407,186	$1,018,406	$1,425,969
'23	$1,409,666	$1,004,474	$1,430,416
'23	$1,395,549	$975,130	$1,419,038
'23	$1,376,560	$963,474	$1,404,946
'23	$1,434,743	$1,012,058	$1,463,799
'23	$1,488,351	$1,054,121	$1,515,044
'24	$1,488,459	$1,039,576	$1,518,342
'24	$1,491,086	$1,026,511	$1,523,888
'24	$1,506,048	$1,032,162	$1,539,137
'24	$1,496,475	$1,006,114	$1,526,881
'24	$1,514,329	$1,019,300	$1,543,537
'24	$1,527,146	$1,020,763	$1,557,395
'24	$1,552,779	$1,048,950	$1,585,811
'24	$1,573,095	$1,073,768	$1,610,011
'24	$1,593,931	$1,092,042	$1,635,052
'24	$1,589,390	$1,055,437	$1,631,040
'24	$1,604,903	$1,059,035	$1,647,083
'24	$1,600,068	$1,036,315	$1,644,104
'25	$1,620,964	$1,042,213	$1,664,775
'25	$1,629,109	$1,057,117	$1,677,286
'25	$1,608,494	$1,063,630	$1,659,370
'25	$1,611,500	$1,094,887	$1,660,550
'25	$1,638,393	$1,090,998	$1,688,121
'25	$1,668,309	$1,111,672	$1,714,818
'25	$1,677,038	$1,095,114	$1,726,045
'25	$1,696,763	$1,111,033	$1,743,593
'25	$1,711,351	$1,118,291	$1,757,132
'25	$1,717,686	$1,115,452	$1,760,959

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	8.07%	4.97%	5.56%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index	7.97%	5.58%	5.82%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 249,744,001
Holdings Count | Holding		285
Advisory Fees Paid, Amount		$ 1,090,546
InvestmentCompanyPortfolioTurnover		148.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	249,744,001
Number of Portfolio Holdings	285
Portfolio Turnover Rate (%)	148
Total Net Advisory Fees Paid ($)	1,090,546

Holdings [Text Block]
Asset Type	% of Net Assets
Corporate Bonds	92%
Loan Participations and Assignments	3%
Exchange-Traded Funds	2%
Cash Equivalents	1%
Convertible Bonds	1%
Government & Agency Obligations	1%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	22%
Consumer Discretionary	16%
Energy	12%
Materials	12%
Industrials	7%
Utilities	6%
Health Care	6%
Real Estate	4%
Information Technology	4%
Financials	3%
Consumer Staples	2%

Credit Quality

Credit Rating	% of Net Assets
AA	2%
BBB	8%
BB	50%
B	31%
CCC	8%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
United States	62%
Canada	7%
United Kingdom	7%
France	4%
Luxembourg	3%
Netherlands	3%
Germany	2%
Japan	2%
Italy	2%
Panama	1%
Other	6%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.78% to 0.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.78% to 0.74%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.